Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Table [Abstract]
Incentive Distribution Percentage By Specified Target Level [Table Text Block]
		General
Quarterly Distribution Target Amount (per unit)	Unitholders	Partner

Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50